Annual Total Returns - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2024
Fidelity Advisor Strategic Real Return Fund - Class A
Bar Chart Table:
Annual Return 2014	0.72%
Annual Return 2015	(7.63%)
Annual Return 2016	8.83%
Annual Return 2017	3.76%
Annual Return 2018	(4.28%)
Annual Return 2019	10.27%
Annual Return 2020	3.49%
Annual Return 2021	15.50%
Annual Return 2022	(3.58%)
Annual Return 2023	4.32%
Fidelity Advisor Strategic Real Return Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018